Income Taxes - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Jurisdiction	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Tax Disclosure [Abstract]
Other comprehensive income (loss), tax	$ (631)	$ (3,082)	$ 2,327
Tax effect on common stock and additional paid in capital from employee stock purchase plan activity	(44)	(35)	(128)
Unrecognized tax benefits that would impact effective rate	$ 700	700	2,500
Number of jurisdictions for filing income tax returns (more than) | Jurisdiction	(100)
Unrecognized tax benefits is reasonable possible, amount of unrecorded benefit	$ 100
Penalties and interest expense	(82)	(196)	$ 127
Penalties and interest accrued	288	$ 455
Undistributed earnings of foreign subsidiaries	18,000
Deferred tax liabilities, undistributed foreign earnings	$ 5,000